Forfeiture Shares - Summary of Changes In Fair Value Of Forfeited Shares (Detail) - Changes Measurement [Member] - Forfeited Shares [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 4,658	$ 0
Issuance of Forfeiture Shares	0	4,485
Changes in fair value	(4,142)	173
Balance at end of year	$ 516	$ 4,658